Identified Intangible Assets - Additional Information (Detail)	12 Months Ended
Dec. 31, 2015
Finite-Lived Intangible Assets [Line Items]
Expected weighted average remaining life of identified intangibles	7 years
Computer Software, Intangible Asset [Member]
Finite-Lived Intangible Assets [Line Items]
Expected weighted average remaining life of identified intangibles	3 years